Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Recoverable Taxes

	2018	2017
Current
ICMS (VAT)	80	71
PIS and Pasep	4	12
Cofins	21	56
Others	19	35

	124	174
Non-current
ICMS (VAT)	240	225
PIS and Pasep	—	1
Cofins	—	3
Others	2	2

	242	231

	366	405